Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share	Earnings per share

			Cents per share
Per ordinary share	2024	2023	2022
Basic earnings per share	2.38	87.78	(13.10)
Diluted earnings per share	2.32	85.85	(13.10)

		Dollars per share
Per American Depositary Share (ADS)[a]	2024	2023	2022
Basic earnings per share	0.14	5.27	(0.79)
Diluted earnings per share	0.14	5.15	(0.79)
aOne ADS is equivalent to six ordinary shares.
Basic earnings per ordinary share amounts are calculated by dividing the profit for the year attributable to bp ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The weighted average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2024	2023	2022
Profit (loss) attributable to bp shareholders	381	15,239	(2,487)
Less: dividend requirements on preference shares	1	1	1
Less: (gain) loss on redemption of perpetual hybrid bonds[a]	(10)	—	—
Profit (loss) for the year attributable to bp ordinary shareholders	390	15,238	(2,488)

			Shares thousand
	2024	2023	2022
Basic weighted average number of ordinary shares[b]	16,385,535	17,360,288	18,987,936
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	431,129	389,790	—
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	16,816,664	17,750,078	18,987,936

			Shares thousand
	2024	2023	2022
Basic weighted average number of ordinary shares – ADS equivalent	2,730,922	2,893,381	3,164,656
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	71,855	64,965	—
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	2,802,777	2,958,346	3,164,656
aSee Note 32 - non-controlling interests for further information.
bExcludes treasury shares. See Note 31 for further information.
11. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2024, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 15,851,028,983 (2023 16,824,651,796). Between 31 December 2024 and 14 February 2025, the latest practicable date before the completion of these financial statements, there was a net decrease of 118,209,740 of ordinary shares primarily as a result of share buy backs. For additional information on share buy backs see Note 31.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 88-110.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2024		2023
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	533,895	4.15	545,044	4.04
Exercisable	2,931	3.38	905	3.31
Dilutive effect	140,971	n/a	166,581	n/a
aNumbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
bAt 31 December 2024 the quoted market price of one bp ordinary share was £3.93 (2023 £4.66).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2024	2023
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	271,216	226,190
1 to 2 years	134,342	257,511
2 to 3 years	102,525	114,500
3 to 4 years	956	1,176
Over 4 years	118	308
	509,157	599,685
Dilutive effect	269,796	284,908
aNumbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net increase of 10,925,262 in the number of potential ordinary shares relating to employee share-based payment plans between
31 December 2024 and 14 February 2025.